Registration Nos. 002-87568/811-3894

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

Post-Effective Amendment No. 67     /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 62       /X/

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

 It is proposed that this filing will become effective (check appropriate box):

// Immediately upon filing pursuant to paragraph (b)

/X/ On October 1, 2020 pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 1, 2020, the effectiveness of the registration statement for T. Rowe Price Short Duration Income Fund and each of its classes, filed in Post-Effective Amendment No. 66 on July 13, 2020, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series or class of the Registrant is affected by this filing.

This Post-Effective Amendment No. 67 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 66.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this September 22, 2020.

 T. ROWE PRICE SHORT-TERM BOND FUND, INC.

 /s/David Oestreicher

By: David Oestreicher

 Director and Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/David Oestreicher	Director (Principal Executive Officer)	September 22, 2020
David Oestreicher	and Executive Vice President

/s/Alan S. Dupski	Treasurer and Vice President	September 22, 2020
Alan S. Dupski	(Principal Financial Officer
and Principal Accounting Officer)

*
Teresa Bryce Bazemore	Director	September 22, 2020

*
Ronald J. Daniels	Director	September 22, 2020

*
Bruce W. Duncan	Director	September 22, 2020

*
Robert J. Gerrard, Jr.	Chairman of the Board	September 22, 2020
and Director

*
Paul F. McBride	Director	September 22, 2020

*
Cecilia E. Rouse	Director	September 22, 2020

*
John G. Schreiber	Director	September 22, 2020

/s/Robert W. Sharps	Director	September 22, 2020
Robert W. Sharps

*/s/David Oestreicher	Attorney-In-Fact	September 22, 2020
David Oestreicher